Loans and Allowance for Loan Losses (FY) (Details Textual)	12 Months Ended
	Dec. 31, 2017 USD ($) Loan	Dec. 31, 2017 USD ($) contract	Jun. 30, 2018 USD ($)	Dec. 31, 2016 USD ($)
Financing Receivable, Modifications [Line Items]
Nonaccrual	$ 1,764,000	$ 1,764,000	$ 1,538,000	$ 1,415,000
Number of Contracts	0	0
Number of loans modified as troubled debt restructurings with subsequent default | contract		0
Allowance for loan losses	$ 16,000	$ 16,000	$ 19,000
Pre-approved unused lines of credit with related parties	5,833,000	5,833,000
Trouble Debt Restructuring [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	41,000	41,000		608,000
Nonaccrual	0	0		442,000
Purchased Credit Impaired Loans [Member]
Financing Receivable, Modifications [Line Items]
Allowance for loan losses	$ 16,000	$ 16,000		$ 0